FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

27.1 - Categories of financial instruments

	As of December 31,
	2017	2016
Financial assets
Cash and cash equivalents	52,525	50,532
HFT assets	8,147	9,355
Other financial assets	1,428	1,219
Loans and receivables	126,171	100,504

Financial liabilities
Amortized cost
Trade payables	11,640	5,603
Payroll and social security taxes	40,472	30,328
Borrowings	6,011	217
Other financial liabilities (1)	29,238	31,826
Tax liabilities	5,253	6,249
Other liabilities	20	20

(1) As of December 31, 2017, other financial liabilities include 6,099, 816, 3,653, 3,876 and 9,461 related to contingent liability arisen in Clarice, WAE, L4, Ratio and PointSource acquisitions, respectively, which are measured at fair value (see note 27.10.1).

At the end of the reporting years, there were no loans or receivables designated at fair value through profit or loss. The carrying amounts reflected above represents the Company's maximum exposure to credit risk for such loans and receivables.

27.2 - Market risk

The Company is exposed to a variety of risks: market risk, including the effects of changes in foreign currency exchange rates and interest rates, and liquidity risk.

The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance. The Company does not use derivative instruments to hedge its exposure to risks, apart from those mentioned in note 27.10.3.

27.3 - Foreign currency risk management

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise.

Except in Globant Brasil Consultoría Ltda. (formerly TerraForum Consultoría Ltda.), Globers S.A. and We are London Limited, the subsidiary's functional currency is the U.S. dollar. In 2017, 91% of the Company's revenues are denominated in U.S. dollars. Because the majority of its personnel are located in Latin America, the Company incurs the majority of its operating expenses and capital expenditures in non-U.S. dollar currencies, primarily the Argentine peso, Uruguayan peso, Brazilian Real, Mexican peso, Peruvian Sol, Indian Rupee, Colombian peso and Great Britain Pound.

Foreign exchange sensitivity analysis

The Company is mainly exposed to Argentine pesos.

The following table details the Company's sensitivity to a 30% increase and decrease in the U.S. dollar against the relevant foreign currency. The sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2017 and adjusts their translation at the year-end for a 30% change in U.S. dollars against the relevant foreign currency and the same change that affects net income as certain costs are incurred in Argentine pesos.

			Gain/(loss)
Account	Currency	Amount	30% Increase	30% Decrease

Net balances	Argentine pesos	(1,149)	265	(345)
	Total	(1,149)	265	(345)

			Gain/(loss)
Account	Currency	Amount	30% Increase	30% Decrease

Costs	Argentine pesos	(127,475)	29,417	(38,242)
	Total	(127,475)	29,417	(38,242)

The estimated effect in net income for the year ended December 31, 2017 due to a 30% increase in the U.S. dollar against the Argentine peso is a gain of 29,682 and such effect due to a 30% decrease in the U.S. dollar against the Argentine peso is a loss of 38,587.

Depreciation of the Argentine Peso

During 2017, the Argentine peso experienced a 17% devaluation from 15.84 Argentine peso per US dollar to 18.60 Argentine peso per US dollar. During 2016, the Argentine peso experienced a 14% devaluation from 13.91 Argentine peso per US dollar to 15.84 Argentine peso per US dollar.

On December 17, 2015, the Argentine peso experienced a 42% devaluation from 9.835 Argentine peso per US dollar to 13.95 Argentine peso per US dollar. Since it occurred during the last days of the year 2015, this fluctuation did not cause any significant impact in the Company's costs and expenses generated by the Company's Argentine subsidiaries in Argentine pesos, as expressed in U.S. dollars, neither on the Company's revenues, as revenues are mostly in U.S. dollars for the year ended 2015. However, this fluctuation caused a significant foreign exchange loss of 4,967 related to net exposure of monetary assets and liabilities nominated in Argentine pesos.

27.4 - Interest rate risk management

The Company's exposure to market risk for changes in interest rates relates primarily to its cash and bank balances and its credit facilities. The Company´s credit lines in Argentina and U.S. bear interest at fixed rates ranging from 15.25% and 15.50% in local currency (equivalent to an interest rate around 3.75% and 4%), and at variable rates from 1.75% at 3.4%, respectively. The Company does not use derivative financial instruments to hedge its risk of interest rate volatility.

27.5 – Liquidity risk management

The Company's primary sources of liquidity are cash flows from operating activities and borrowings under credit facilities. See note 25.1.

Management monitors rolling forecasts of the Company's liquidity position on the basis of expected cash flow.

The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2018	2019	2020	Thereafter	Total

Borrowings	6,011	—	—	—	6,011
Interest to be paid	44	—	—	—	44
Other financial liabilities	10,664	8,940	9,634	—	29,238
TOTAL	16,719	8,940	9,634	—	35,293

27.6 - Concentration of credit risk

The Company derives revenues from clients in the U.S. (approximately 79%) and clients related from diverse industries. For the years ended December 31, 2017, 2016 and 2015, the Company's top five clients accounted for 28.9%, 33.7% and 33.0% of its revenues, respectively. One single customer accounted for 10.2% and 12.3% of revenues for the years ended December 31, 2017 and 2015. However, no single customer accounted for 10% or more of revenues for the years ended December 31, 2016.

27.7 - Fair value of financial instruments that are not measured at fair value

Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2017 and 2016, approximate to their fair values.

	December 31, 2017		December 31, 2016
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	1,347	1,226	1,289	1,167
Tax credit - VAT (*)	2,025	2,096	4,122	3,867
Income tax credits	2,129	2,059	577	553
Tax credit - Software Promotion Regime	132	45	—	—
Other tax credits	105	56	—	—
	5,738	5,482	5,988	5,587

(*) Net of allowance for impairment of tax credits.

27.8 Available-for-sale investments

During the years ended December 31, 2017, 2016 and 2015, the Company acquired "Letras del Banco Central" (LEBAC) with SBS Sociedad de Bolsa S.A. LEBAC are short-term securities issued and tendered by the Argentine Central Bank, nominated in Argentine pesos, and can be purchased with cash through banks or stock brokering companies. LEBAC do not pay interest during the life of the instrument. Instead, LEBAC are bought at a discount from their face value, which is the amount the instrument will be worth at its settlement. When these instruments reach their maturity, the investor receives an amount equal to the face value of the instrument.

The purpose of this transaction is to ensure a fixed return in Argentine Pesos.

During the year ended December 31, 2017, the Company acquired "Letras del Tesoro" (LETE) with JP Morgan and Allaria y Cia. Agente de Valores SpA. LETE are short-term securities issued and tendered by the Argentine Central Bank, nominated in U.S. dollars, and can be purchased with cash through banks or stock brokering companies. LETE do not pay interest during the life of the instrument. Instead, LETE are bought at a discounted from their face value, which is the amount the instrument will be worth at its settlement. When these instruments reach their maturity, the investor receives an amount equal to the face value of the instrument.

The purpose of this transaction is to ensure a fixed return in U.S. dollars.

According to the Company's accounting policy (note 3.12.4), held-to-maturity investments (HTM) are measured at amortized cost using the effective interest method, less any impairment. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the life of the financial instrument to the net carrying amount of the financial asset.

According to the nature, intention and ability of the Company to hold those LEBACs until maturity, they were initially classified as held-to-maturity investments. However, during December, 2015, the Company sold some of those LEBACs and consequently, changed the classification of the remaining LEBACs. As of December 31, 2017 and 2016, LEBACs are classified as Available-for-sale investments, since it was not permitted to classify investments as held-to-maturity in accordance with IAS 39. As of December 31, 2017 and 2016, the loss of 27 and 52, net of tax effect, are recorded as Other comprehensive income.

Changes in the carrying amount of AFS financial assets relating to changes in foreign currency rates, interest income calculated using the effective interest method are recognized in profit or loss. Other changes in the carrying amount of AFS financial assets are recognized in other comprehensive income.

27.9 - Fair value measurements recognized in the consolidated statement of financial position

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	7,620	—	7,620
LEBACs	—	527	—	527
Foreign exchange forward contracts	—	73	—	73
Call option on minority interest (see note 23)	—	—	455	455
Convertibles notes	—	100	—	100

Financial liabilities
Contingent consideration	—	—	23,905	23,905
Put option on minority interest (see note 23)	—	—	2,797	2,797

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	9,355	—	9,355
Call option on minority interest (see note 23)	—	—	319	319

Financial liabilities
Contingent consideration	—	—	23,314	23,314
Put option on minority interest (see note 23)	—	—	4,388	4,388

There were no transfers of financial assets between Level 1, Level 2 and Level 3 during the period.

The Company has applied the market approach technique in order to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable (i.e., similar) assets, liabilities or a group of assets and liabilities.

27.10 Level 3

27.10.1 Contingent consideration

As explained in note 23, the acquisition of Clarice included a contingent consideration agreement which was payable on a deferred basis and which will be subject to reduction upon the occurrence of certain events relating, among other things, to the acquired company's gross revenue, gross profit and capacity.

As of December 31, 2016, the Company remeasured the fair value of the contingent consideration related to Clarice described above, considering that the gross revenue and gross profit target established by the second tranche payment, as defined in the purchase agreement, was partially met. Additionally, during February, 2017, the Company signed an amendment to the original SPA defining a new structure of earn outs explained in note 23. Gain arising from the change in fair value amounted to 418.

As of December 31, 2017, the Company remeasured the fair value of the contingent consideration related to Clarice described above, considering the new targets established by the amendment signed on May 16, 2017 to Globant India Private Ltd. (formerly Clarice Technologies PVT Ltd.) Share Purchase Agreement dated on May 14, 2015. Loss arising from the change in fair value amounted to 1,173 and includes a loss arising from the change in fair value of the contingent consideration for an amount of 1,401.

The new targets established by the above mentioned amendment are relative to the assignment to Globant India's employees to billable projects ("billable hours growth target").

As of December 31, 2017 and 2016, the nominal value of contingent consideration related to Clarice amounted to 6,291 and 5,392, respectively. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 2,193 and 6,578 as of December 31, 2017 and 2,695 and 5,664 as of December 31, 2016. The fair value of the contingent consideration related to Clarice arrangement of 6,099 and 5,063 as of December 31, 2017 and 2016, respectively, was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 23, the acquisition of WAE (jointly We are London Limited and We are Experience, Inc.) included a contingent consideration agreement which is payable on a deferred basis and which will be subject to reduction upon the occurrence of certain events relating, among other things, to the acquired company's gross revenue and gross profit.

As of December 31, 2017, the Company remeasured the fair value of the contingent consideration related to WAE described above. Gain arising from the change in fair value of the contingent consideration amount to 3,850.

As of December 31, 2017 and 2016, the nominal value of contingent consideration related to WAE amounted to 829 and 10,000, respectively. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was 816 as of December 31, 2017 and between 7,264 and 10,000 as of December 31, 2016. The fair value of the contingent consideration arrangement of 816 and 9,647 as of December 31, 2017 and 2016, respectively, was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 23, the acquisition of L4 included a contingent consideration agreement which is payable on a deferred basis and which will be subject to reduction upon the occurrence of certain events relating, among other things, to the acquired company's gross revenue and gross profit.

As of December 31, 2017, the Company remeasured the fair value of the contingent consideration related to L4 described above, considering the new targets established by the amendment signed on January 30, 2018 to the SPA dated on November 14, 2016. Gain arising from the change in fair value of the contingent consideration amounted to 4,058.

As of December 31, 2017 and 2016, the nominal value of contingent consideration related to L4 amounted to 3,750 and 9,000, respectively. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 4,320 and an unlimited maximum amount as of December 31, 2017 and 6,391 and 9,500 as of December 31, 2016. The fair value of the contingent consideration arrangement of 3,653 and 8,604 as of December 31, 2017 and 2016, respectively, was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 23, the acquisition of Ratio Cypress LLC (Ratio), included a contingent consideration agreement which is payable on a deferred basis and which will be subject to reduction upon the occurrence of certain events relating, among other things, to the acquired company´s gross revenue and gross margin.

As of December 31, 2017, the nominal value of contingent consideration related to Ratio amounted to 3,923. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 2,746 and an unlimited maximum amount as of December 31, 2017. The fair value of the contingent consideration arrangement of 3,876 as of December 31, 2017 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 23, the acquisition of PointSource LLC (PointSource), included a contingent consideration agreement which is payable on a deferred basis and which will be subject to reduction upon the occurrence of certain events relating, among other things, to the acquired company´s gross revenue and gross margin.

As of December 31, 2017, the nominal value of contingent consideration related to PointSource amounted to 9,626. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 3,850 and an unlimited maximum amount as of December 31, 2017. The fair value of the contingent consideration arrangement of 9,461 as of December 31, 2017 was estimated by discounting to present value using a risk-adjusted discount rate.

27.10.2 Put and call option on minority interests

As described in note 23, on October 22, 2015, the Company entered into a Shareholders Agreement (the "Minority Interest SHA") with the "non-controlling shareholders" to agree on a put option over the 33.27% of the remaining interest of Dynaflows.

The expected payment is determined by considering the possible scenarios. The significant unobservable input used is forecasted Revenue Growth Rate of Dynaflows at the time of the delivery of such exercise of the put option.

Changing the significant unobservable input used in the reasonably possible alternative assumptions would have the following effects:

	Increase (Decrease) in unobservable input	Increase (Decrease) in put option
Forecasted Revenue Growth Rate	5%	427
	(5)%	(61)

As described in note 23, the Company also agreed on a call option over non-controlling interest. The fair value of the call option on minority interest was estimated by using the Black & Scholes method considering the EBITDA and Revenue of the Dynaflows's most recent audited annual financial statements at the time of the delivery of such exercise of the call option to present value using a risk-adjusted discount rate.

The expected payment is determined by considering the possible scenarios. The significant unobservable inputs used are: (i) forecasted EBITDA and Revenue of Dynaflows's most recent audited annual financial statements at the time of the delivery of such exercise of the call option, and (ii) risk-adjusted discount rate.

Changing one or more of the significant unobservable inputs used in the reasonably possible alternative assumptions would have the following effects:

	Increase (Decrease) in unobservable input	Increase (Decrease) in call option
Risk-adjusted discount rate	0.25%	3
	(0.25)%	(3)
Forecasted EBITDA & Revenue	5%	(20)
	(5)%	21

As of December 31, 2017 and 2016, the Company recorded a gain of 1,727 and 2,981 related to the remeasurement at fair value of the put and call option described above.

Reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2015	321	8,451	7,371
Fair value remeasurement	(2)	(418)	(2,983)
Acquisition of business	—	18,019	—
Payments	—	(3,164)	—
Interests	—	426	—
December 31, 2016	319	23,314	4,388

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2016	319	23,314	4,388
Fair value remeasurement	136	(6,878)	(1,591)
Acquisition of business		13,199
Payments		(5,990)
Interests		260
December 31, 2017	455	23,905	2,797

27.10.3 Foreign exchange futures and forward contracts

During the years ended December 31, 2017, 2016 and 2015, the Argentinian subsidiaries, Sistemas Globales S.A. and IAFH Global S.A. have acquired foreign exchange futures contracts with SBS Sociedad de Bolsa S.A. (SBS) in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in Argentine Pesos due to the risk of exposure to fluctuations in foreign currency. The foreign exchange futures contracts were recognized, according to IAS 39, as financial assets at fair value through profit or loss. For the years ended December 31, 2017, 2016 and 2015 the Company has recognized a loss of 421 and 1,126, and a gain of 7,152, respectively.

These futures contracts have daily settlements, in which the futures value changes daily. Sistemas Globales S.A. and IAFH Global S.A. recognize daily variations in SBS primary accounts, and the gains or losses generated by each daily position through profit or loss. Thus, at the closing of each day, according to the future price of the exchange rate U.S. Dollar – Argentine peso, the companies perceive a gain or loss for the difference. As future contracts have daily settlements, hence fair value as of December 31, 2017, 2016 and 2015 was zero.

Pursuant to these contracts, Sistemas Globales S.A. and IAFH Global S.A. are required to maintain collaterals in an amount equal to a percentage of the notional amounts purchased until settlement of the contracts. As of December 31, 2017, IAFH Global S.A. held a 10% of the value of those collaterals in LEBACs in SBS primary account. This ensures minimal funding, in case SBS has to transfer funds to "Mercado a Término de Rosario S.A" (ROFEX) if losses are generated by daily settlements. This amount must also remain restricted during the term of the contracts. As of December 31, 2017, both collaterals regarding the transactions are restricted assets for an amount of 473 in LEBACs included as investments. As of December 31, 2016, foreign exchange future contracts acquired by the Company were all settled.

During the year ended December 31, 2017, the subsidiary Globant LLC, has acquired foreign exchange forward contracts with Bridge Bank in rupees currency, with the purpose of hedging the risk of exposure to fluctuations in that currency within the Group. Those contracts were recognized, according to IAS 39, as financial assets at fair value through profit or loss. For the year ended December 31, 2017 the Company has recognized a gain of 118.

During 2017, the Argentinian subsidiary, Sistemas Globales S.A. has entered into foreign exchange forward contracts with HSBC in U.S. dollars at a specified price. Sistemas Globales S.A. uses these foreign exchange forward contracts to reduce the risk of exposure to fluctuations in foreign currency. For the year ended December 31, 2017, the Company has recognized a gain of 34. As of December 31, 2017, the foreign exchange forward contract that was settled on January 31, 2018, was recognized, according to IAS 39, as a financial asset at fair value through profit or loss, for an amount of 73.

	Foreign currency	Notional foreign	Fair value assets /
	rate from contracts	currency rate	(liabilities)
Less than 3 months	18.045	18.95	73
Fair value as of December 31, 2017			73

The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the term of the contract.